Net Income Per Share	12 Months Ended
Dec. 31, 2022
Net Income Per Share
Net Income Per Share

12. Net Income per Share

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the period. Options and RSUs are not considered outstanding in the computation of basic earnings per share (“EPS”). Diluted EPS is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. For the years ended December 31, 2020, 2021 and 2022, options to purchase ordinary shares and RSUs of 0.7 million, 1.4 million and 1.2 million were recognized as dilutive factors and included in the calculation of diluted net income per share, respectively. For the years ended December 31, 2020, 2021 and 2022, options and RSUs which were anti-dilutive and excluded from the calculation of diluted net income per share were 0.9 million, 0.4 million and 6.5 million, respectively. For the years ended December 31, 2020, 2021 and 2022, 6.8 million, 6.8 million and 5.9 million shares convertible from the convertible debt were anti-dilutive and excluded from the calculation of diluted net income per share, respectively.

The following table sets forth the computation of basic and diluted net income per share for the periods presented:

	Year Ended December 31,
	2020	2021	2022

	(In US$ thousands, except share data and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo’s shareholders	$313,364	$428,319	$85,555
Denominator:
Weighted average ordinary shares outstanding	226,921	228,814	235,164
Basic net income per share attributable to Weibo’s shareholders	$1.38	$1.87	$0.36
Diluted net income per share calculation:
Numerator:
Net income attributable to Weibo’s shareholders for calculating diluted net income per share	$313,364	$428,319	$85,555
Denominator:
Weighted average ordinary shares outstanding	226,921	228,814	235,164
Effects of dilutive securities
Stock options	71	68	—
Unvested restricted share units	645	1,324	1,243
Shares used in computing diluted net income per share attributable to Weibo’s shareholders	227,637	230,206	236,407
Diluted net income per share attributable to Weibo’s shareholders	$1.38	$1.86	$0.36